Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	CANTOR SELECT PORTFOLIOS TRUST
Entity Central Index Key	0001903606
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000250874
Shareholder Report [Line Items]
Fund Name	Cantor Fitzgerald Equity Opportunity Fund
Class Name	Class A
Trading Symbol	ATGAX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	(833) 764-2266
Additional Information Website	https://equityopportunityfund.cantorassetmanagement.com/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$72	1.40%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Cantor Fitzgerald Equity Opportunity Fund, Class A Shares, returned 8.23%, net of fees for the six months ended June 30, 2025, outpacing the MSCI USA Mid Cap Index return of 3.97%. The Fund’s holdings in the Communication Services and Materials sectors were the most significant contributors to positive relative performance, while positioning in Health Care and Information Technology (IT) had the most negative effect. The best performing sectors within the index were Communication Services (+17.6%) and Financials (+9.7%) while Materials (-7.1%) and Energy (-2.8%) weighed on the market. The Fund’s two holdings in the Communication Services sector were both among the top three performers for the six-month period. Roblox (+82.4%), a platform for 3-D content development, saw surging bookings and growth in daily active users. Take-Two Interactive (+31.4%), an interactive gaming and entertainment solutions company, saw positive reaction to the upcoming schedule of game releases. In the Materials sector, gold and minerals mining company Barrick Mining (+34.1%) and producer Steel Dynamics (+12.7%) were the top contributors. On the negative side in Health Care, life sciences company Illumina (-42.3%) delivered solid earnings but suggested caution regarding government funding going forward. Pharmaceutical sales and data services provider IQVIA (-30.5%) continued to disappoint on operating margin as customers were scrutinizing service budgets. Among stocks held in the Fund, software company Elastic (-15.8%) was the primary detractor, as revenue generation lagged expectations. Networking company Arista Networks (-8.0%) delivered solid earnings but investors were looking for efforts in AI. Despite recent earnings revisions pressure and tariff uncertainty, earnings trends remain positive. We continue to see opportunities in equity markets and hope to see favorable returns to companies that can effectively navigate economic policy uncertainty and deliver positive earnings.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Cantor Fitzgerald Equity Opportunity Fund	Cantor Fitzgerald Equity Opportunity Fund - with load	MSCI USA Mid Cap Index	S&P 500® Index
06/30/15	$10,000	$9,574	$10,000	$10,000
06/30/16	$9,949	$9,525	$9,902	$10,399
06/30/17	$11,067	$10,596	$11,595	$12,260
06/30/18	$11,770	$11,268	$13,104	$14,023
06/30/19	$13,052	$12,496	$13,944	$15,483
06/30/20	$12,234	$11,713	$13,878	$16,645
06/30/21	$17,119	$16,390	$20,900	$23,436
06/30/22	$14,884	$14,250	$17,445	$20,948
06/30/23	$16,644	$15,935	$19,617	$25,053
06/30/24	$18,890	$18,085	$21,970	$31,204
06/30/25	$20,825	$19,938	$25,099	$35,936

Average Annual Return [Table Text Block]

	6 Months	1 Year	5 Years	10 Years
Cantor Fitzgerald Equity Opportunity Fund
Without Load	8.23%	10.24%	11.22%	7.61%
With Load	3.63%	5.56%	10.26%	7.14%
MSCI USA Mid Cap Index	3.97%	14.24%	12.58%	9.64%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
CRSP MidCap Core Index	7.00%	17.56%	13.04%	9.98%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 72,740,997
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 289,281
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$72,740,997
Number of Portfolio Holdings	49
Advisory Fee (net of waivers)	$289,281
Portfolio Turnover	14%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.6%
Money Market Funds	1.4%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Money Market Funds	1.4%
Materials	4.1%
Health Care	5.0%
Consumer Discretionary	5.7%
Energy	5.8%
Utilities	7.3%
Communications	7.5%
Real Estate	9.2%
Financials	15.2%
Industrials	17.5%
Technology	21.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
ROBLOX Corporation - Class A	4.2%
DexCom, Inc.	4.0%
Arista Networks, Inc.	4.0%
Coherent Corporation	3.9%
Cadence Design Systems, Inc.	3.8%
WEC Energy Group, Inc.	3.4%
MetLife, Inc.	3.3%
Elastic N.V.	3.3%
Take-Two Interactive Software, Inc.	3.3%
Adtalem Global Education, Inc.	3.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.
C000250873
Shareholder Report [Line Items]
Fund Name	Cantor Fitzgerald Equity Opportunity Fund
Class Name	Institutional
Trading Symbol	ATGYX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	(833) 764-2266
Additional Information Website	https://equityopportunityfund.cantorassetmanagement.com/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$60	1.15%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Cantor Fitzgerald Equity Opportunity Fund, Institutional Shares, returned 8.37%, net of fees for the six months ended June 30, 2025, outpacing the MSCI USA Mid Cap Index return of 3.97%. The Fund’s holdings in the Communication Services and Materials sectors were the most significant contributors to positive relative performance, while positioning in Health Care and Information Technology (IT) had the most negative effect. The best performing sectors within the index were Communication Services (+17.6%) and Financials (+9.7%) while Materials (-7.1%) and Energy (-2.8%) weighed on the market. The Fund’s two holdings in the Communication Services sector were both among the top three performers for the six-month period. Roblox (+82.4%), a platform for 3-D content development, saw surging bookings and growth in daily active users. Take-Two Interactive (+31.4%), an interactive gaming and entertainment solutions company, saw positive reaction to the upcoming schedule of game releases. In the Materials sector, gold and minerals mining company Barrick Mining (+34.1%) and producer Steel Dynamics (+12.7%) were the top contributors. On the negative side in Health Care, life sciences company Illumina (-42.3%) delivered solid earnings but suggested caution regarding government funding going forward. Pharmaceutical sales and data services provider IQVIA (-30.5%) continued to disappoint on operating margin as customers were scrutinizing service budgets. Among stocks held in the Fund, software company Elastic (-15.8%) was the primary detractor, as revenue generation lagged expectations. Networking company Arista Networks (-8.0%) delivered solid earnings but investors were looking for efforts in AI. Despite recent earnings revisions pressure and tariff uncertainty, earnings trends remain positive. We continue to see opportunities in equity markets and hope to see returns to companies that can effectively navigate economic policy uncertainty and deliver positive earnings.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Cantor Fitzgerald Equity Opportunity Fund	MSCI USA Mid Cap Index	S&P 500® Index
Jun-2015	$10,000	$10,000	$10,000
Jun-2016	$9,975	$9,902	$10,399
Jun-2017	$11,132	$11,595	$12,260
Jun-2018	$11,875	$13,104	$14,023
Jun-2019	$13,207	$13,944	$15,483
Jun-2020	$12,418	$13,878	$16,645
Jun-2021	$17,427	$20,900	$23,436
Jun-2022	$15,199	$17,445	$20,948
Jun-2023	$17,048	$19,617	$25,053
Jun-2024	$19,403	$21,970	$31,204
Jun-2025	$21,446	$25,099	$35,936

Average Annual Return [Table Text Block]

	6 Months	1 Year	5 Years	10 Years

Cantor Fitzgerald Equity Opportunity Fund	8.37%	10.53%	11.55%	7.93%
MSCI USA Mid Cap Index	3.97%	14.24%	12.58%	9.64%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
CRSP MidCap Core Index	7.00%	17.56%	13.04%	9.98%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 72,740,997
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 289,281
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$72,740,997
Number of Portfolio Holdings	49
Advisory Fee (net of waivers)	$289,281
Portfolio Turnover	14%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.6%
Money Market Funds	1.4%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Money Market Funds	1.4%
Materials	4.1%
Health Care	5.0%
Consumer Discretionary	5.7%
Energy	5.8%
Utilities	7.3%
Communications	7.5%
Real Estate	9.2%
Financials	15.2%
Industrials	17.5%
Technology	21.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
ROBLOX Corporation - Class A	4.2%
DexCom, Inc.	4.0%
Arista Networks, Inc.	4.0%
Coherent Corporation	3.9%
Cadence Design Systems, Inc.	3.8%
WEC Energy Group, Inc.	3.4%
MetLife, Inc.	3.3%
Elastic N.V.	3.3%
Take-Two Interactive Software, Inc.	3.3%
Adtalem Global Education, Inc.	3.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.
C000250877
Shareholder Report [Line Items]
Fund Name	Cantor Fitzgerald High Income Fund
Class Name	Class A
Trading Symbol	ATPAX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	(833) 764-2266
Additional Information Website	https://highincomefund.cantorassetmanagement.com/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$58	1.15%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

For the six months ended June 30, 2025, the Cantor Fitzgerald High Income Fund (the “Fund”) Class A shares (ATPAX) generated a 3.37% total return, underperforming the 4.57% return of the Bloomberg U.S. Corporate High Yield Index (the “High Yield Index or Index”) and the 4.02% return of the Bloomberg U.S. Aggregate Bond Index. The underperformance of ATPAX in the period may be attributed to the strategy’s focus on higher quality credits and shorter duration, among other factors. After another impressive performance in 2024, where the Index rose over 8% during the year, the first half of 2025 continued a positive trend of risk-taking. The High Yield sector saw a quick, knee-jerk reaction to President Trump’s proposed tariffs announced in early April, with the Index dropping over 2%, before fully recovering and closing the first half of the year strongly. During the period, supply/demand dynamics in the High Yield market kept a strong bid for bonds from yield-hungry investors. In the first half of 2025, BB-rated bonds were up about 5%, compared to B-rated issuers returning 4.4% and CCC’s up 3.5%. As the Fund maintained an overweight position in the Energy sector vs. the Index (14.9% vs. 10.9%), the 7.7% decline in oil prices in the first half of 2025 detracted from Fund performance. Energy names held in the portfolio were up only 0.3% during the period, substantially trailing the overall High Yield market. Additionally, the portfolio was overweight in the Transportation sector compared to the Index (7.1% vs. 2.5%), which detracted from Fund performance, as positions in the portfolio (+2.0%) and the Index (+3.7%) both trailed the overall High Yield market (+4.6%). Finally, the Fund’s weighted average duration remained at least a half-year shorter than the Index, detracting from performance during the first six months of 2025, as the Yield-to-Worst on the Index declined by over 40 basis points (“bps”). Although the Option Adjusted Spread on the Index ended only about 5 bps wider than year-end 2024, the move lower in U.S. Treasury yields across the curve by about 30-50 bps likely drove High Yield rates lower, as the market began building in future Federal Reserve rate cuts.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Cantor Fitzgerald High Income Fund	Cantor Fitzgerald High Income Fund - with load	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Corporate High Yield Index
06/30/15	$10,000	$9,600	$10,000	$10,000
06/30/16	$10,346	$9,933	$10,600	$10,162
06/30/17	$11,053	$10,611	$10,567	$11,452
06/30/18	$11,068	$10,625	$10,525	$11,752
06/30/19	$11,624	$11,159	$11,353	$12,631
06/30/20	$11,857	$11,383	$12,345	$12,635
06/30/21	$13,123	$12,599	$12,304	$14,577
06/30/22	$11,929	$11,452	$11,038	$12,709
06/30/23	$12,919	$12,403	$10,934	$13,861
06/30/24	$14,000	$13,440	$11,222	$15,308
06/30/25	$14,904	$14,308	$11,904	$16,882

Average Annual Return [Table Text Block]
	6 months	1 Year	5 Years	10 Years
Cantor Fitzgerald High Income Fund
Without Load	3.37%	6.46%	4.68%	4.07%
With Load	-0.77%	2.19%	3.84%	3.65%
Bloomberg U.S. Aggregate Bond Index	4.02%	6.08%	-0.73%	1.76%
Bloomberg U.S. Corporate High Yield Index	4.57%	10.28%	5.97%	5.38%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 55,360,790
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 172,630
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$55,360,790
Number of Portfolio Holdings	54
Advisory Fee (net of waivers & recoupments)	$172,630
Portfolio Turnover	13%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Corporate Bonds	97.8%
Money Market Funds	2.2%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.5%
Utilities	0.9%
Materials	1.7%
Health Care	1.8%
Money Market Funds	2.1%
Communications	5.5%
Consumer Staples	5.8%
Financials	10.0%
Real Estate	10.0%
Technology	10.2%
Energy	12.9%
Consumer Discretionary	16.9%
Industrials	20.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Rithm Capital Corporation 144A	3.9%
Tutor Perini Corporation 144A	3.1%
Venture Global LNG, Inc. 144A	2.9%
Transocean Titan Financing Ltd. 144A	2.9%
OneMain Finance Corporation	2.8%
TransDigm, Inc. 144A	2.8%
USA Compression Partners, L.P. / USA Compression 144A	2.8%
Century Communities, Inc.	2.7%
US Foods, Inc. 144A	2.7%
Elastic N.V. 144A	2.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.
C000250878
Shareholder Report [Line Items]
Fund Name	Cantor Fitzgerald High Income Fund
Class Name	Institutional
Trading Symbol	ATPYX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	(833) 764-2266
Additional Information Website	https://highincomefund.cantorassetmanagement.com/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$48	0.95%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

For the six months ended June 30, 2025, the Cantor Fitzgerald High Income Fund (the “Fund”) Institutional Class (ATPYX) generated a 3.47% total return, underperforming the 4.57% return of the Bloomberg U.S. Corporate High Yield Index (the “High Yield Index or Index”) and the 4.02% return of the Bloomberg U.S. Aggregate Bond Index. The underperformance of ATPYX in the period may be attributed to the strategy’s focus on higher quality credits and shorter duration, among other factors. After another impressive performance in 2024, where the Index rose over 8% during the year, the first half of 2025 continued a positive trend of risk-taking. The High Yield sector saw a quick, knee-jerk reaction to President Trump’s proposed tariffs announced in early April, with the Index dropping over 2%, before fully recovering and closing the first half of the year strongly. During the period, supply/demand dynamics in the High Yield market kept a strong bid for bonds from yield-hungry investors. In the first half of 2025, BB-rated bonds were up about 5%, compared to B-rated issuers returning 4.4% and CCC’s up 3.5%. As the Fund maintained an overweight position in the Energy sector vs. the Index (14.9% vs. 10.9%), the 7.7% decline in oil prices in the first half of 2025 detracted from Fund performance. Energy names held in the portfolio were up only 0.3% during the period, substantially trailing the overall High Yield market. Additionally, the portfolio was overweight in the Transportation sector compared to the Index (7.1% vs. 2.5%), which detracted from Fund performance, as positions in the portfolio (+2.0%) and the Index (+3.7%) both trailed the overall High Yield market (+4.6%). Finally, the Fund’s weighted average duration remained at least a half-year shorter than the Index, detracting from performance during the first six months of 2025, as the Yield-to-Worst on the Index declined by over 40 basis points (“bps”). Although the Option Adjusted Spread on the Index ended only about 5 bps wider than year-end 2024, the move lower in U.S. Treasury yields across the curve by about 30-50 bps likely drove High Yield rates lower, as the market began building in future Federal Reserve rate cuts.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Cantor Fitzgerald High Income Fund	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Corporate High Yield Index
Jun-2015	$10,000	$10,000	$10,000
Jun-2016	$10,378	$10,600	$10,162
Jun-2017	$11,096	$10,567	$11,452
Jun-2018	$11,133	$10,525	$11,752
Jun-2019	$11,729	$11,353	$12,631
Jun-2020	$11,960	$12,345	$12,635
Jun-2021	$13,279	$12,304	$14,577
Jun-2022	$12,096	$11,038	$12,709
Jun-2023	$13,142	$10,934	$13,861
Jun-2024	$14,251	$11,222	$15,308
Jun-2025	$15,220	$11,904	$16,882

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years
Cantor Fitzgerald High Income Fund	3.47%	6.80%	4.94%	4.29%
Bloomberg U.S. Aggregate Bond Index	4.02%	6.08%	-0.73%	1.76%
Bloomberg U.S. Corporate High Yield Index	4.57%	10.28%	5.97%	5.38%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 55,360,790
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 172,630
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$55,360,790
Number of Portfolio Holdings	54
Advisory Fee (net of waivers & recoupments)	$172,630
Portfolio Turnover	13%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Corporate Bonds	97.8%
Money Market Funds	2.2%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.5%
Utilities	0.9%
Materials	1.7%
Health Care	1.8%
Money Market Funds	2.1%
Communications	5.5%
Consumer Staples	5.8%
Financials	10.0%
Real Estate	10.0%
Technology	10.2%
Energy	12.9%
Consumer Discretionary	16.9%
Industrials	20.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Rithm Capital Corporation 144A	3.9%
Tutor Perini Corporation 144A	3.1%
Venture Global LNG, Inc. 144A	2.9%
Transocean Titan Financing Ltd. 144A	2.9%
OneMain Finance Corporation	2.8%
TransDigm, Inc. 144A	2.8%
USA Compression Partners, L.P. / USA Compression 144A	2.8%
Century Communities, Inc.	2.7%
US Foods, Inc. 144A	2.7%
Elastic N.V. 144A	2.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.